TAXATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
TAXATION
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Company's net loss before income tax
PRC	¥ (369,844)	$ (52,093)	¥ (1,053,407)	¥ (954,592)
Non-PRC	(537,621)	(75,722)	(410,909)	(306,013)
Loss before income taxes and share of net loss of equity investees	(907,465)	(127,815)	(1,464,316)	(1,260,605)
Components of income tax expense
Current income tax	(1,141)	(161)	(511)	(3,198)
Income tax expense (benefit), total	¥ (1,141)	$ (161)	¥ (511)	¥ (3,198)
British Virgin Islands
TAXATION
With holding tax	0.00%	0.00%
Hong Kong
TAXATION
With holding tax	0.00%	0.00%	0.00%	0.00%
Income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%
Assessable profits	¥ 0		¥ 0	¥ 0
PRC
TAXATION
Income tax rate (as a percent)	25.00%	25.00%
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)	10.00%	10.00%
PRC | BEST Technology
TAXATION
Preferential tax rate (as a percent)	15.00%	15.00%